Note 11 - Right-of-Use Assets, Finance Lease Liabilities, Investment in Leaseback Vessels and Net Investment in Sales-type Leases (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Sales-type Lease, Net Investment in Lease [Table Text Block]
	December 31, 2025	June 30, 2026
Lease receivable	$4,447	$3,891
Unguaranteed residual value	2,286	4,208
Net investment in sales-type lease vessels	$6,733	$8,099

Sales-Type and Direct Financing Leases, Payment to be Received, Maturity [Table Text Block]
12-month period ending June 30,	Amount
2027	$5,606
2028	4,567
Total undiscounted cash flows	$10,173
Present value of lease payments*	$3,891